Shareholder Report, Holdings (Details)	May 31, 2025
C000072749 | United Kingdom Gilt
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000072749 | Government of Malaysia
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000072749 | Republic of Korea
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000072749 | U.S. Treasury Inflation-Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000072749 | Government of Japan, Inflation-Indexed
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000072749 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000072749 | Bundesrepublik Deutschland Bundesanleihe
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000072749 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000072749 | Government of Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000072749 | Government of Japan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000072749 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000072749 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000072749 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000072749 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000072749 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000072749 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000072749 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000072749 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000072749 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000072750 | United Kingdom Gilt
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000072750 | Government of Malaysia
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000072750 | Republic of Korea
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000072750 | U.S. Treasury Inflation-Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000072750 | Government of Japan, Inflation-Indexed
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000072750 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000072750 | Bundesrepublik Deutschland Bundesanleihe
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000072750 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000072750 | Government of Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000072750 | Government of Japan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000072750 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000072750 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000072750 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000072750 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000072750 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000072750 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000072750 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000072750 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000072750 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000169957 | United Kingdom Gilt
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000169957 | Government of Malaysia
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000169957 | Republic of Korea
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000169957 | U.S. Treasury Inflation-Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000169957 | Government of Japan, Inflation-Indexed
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000169957 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169957 | Bundesrepublik Deutschland Bundesanleihe
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169957 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169957 | Government of Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169957 | Government of Japan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000169957 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000169957 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000169957 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000169957 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000169957 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169957 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000169957 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000169957 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000169957 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.10%